Short-term investments	3 Months Ended
Mar. 31, 2011
Short-term investments [Abstract]
Short-term Investments
8	Short-term investments

	March 31, 2011	December 31, 2010
	(Unaudited)
Time deposit	540	1,793

Represent low risk investments with original due date over three months.